Summary of Purchase Price Allocation at Fair Value (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Business Acquisition [Line Items]
Cash and cash equivalents	$ 29,291
Inventory	42,273
Prepaid expenses and other current assets	398
Property and equipment	66,759
Intangible assets	1,179,361
Goodwill	11,366,618	$ 9,488,848	$ 636,942
Accounts payable and accrued expenses	(189,080)
Purchase price	983,925
CEBA loan	(47,766)
Minority interest	(97,311)
Canada Corp [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	7,629
Accounts receivable	2,754
Property and equipment	8,813
Goodwill	31,705
Purchase price	25,500
Minority interest	(25,401)
Poling Taddeo Hovius Physiotherapy Professional Corp [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	18,383
Accounts receivable	44,289
Prepaid expenses and other current assets	11,292
Property and equipment	9,475
Goodwill	151,686
Purchase price	235,125
Clinical Consultants International L L C [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	2,186
Goodwill	1,701,814
Purchase price	$ 1,704,000
Acenzia Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		3,738,171
Accounts receivable		808,165
Inventory		195,518
Prepaid expenses and other current assets		3,594
Property and equipment		5,687,988
Intangible assets		6,227,000
Goodwill		8,726,949
Accounts payable and accrued expenses		(1,845,114)
Due to related party		(185,614)
Note payable		(12,534,593)
Deferred tax liability		(1,536,000)
Lease obligation		(49,457)
Purchase price		9,236,607
Pro Dip [Member]
Business Acquisition [Line Items]
Cash and cash equivalents
Accounts receivable
Inventory		9,050
Prepaid expenses and other current assets
Property and equipment		16,355
Intangible assets		455,752
Goodwill
Accounts payable and accrued expenses
Due to related party
Note payable		(40,320)
Deferred tax liability
Lease obligation
Purchase price		$ 440,837